UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Fidelity® Money Market Fund (formerly Spartan® Money Market Fund)

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months and
		one year, and performance information.
Investments	6	A complete list of the fund’s investments.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	26
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,015.60	$2.13
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.09	$2.14

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	68.7	56.3	54.1
31 – 90	25.8	32.0	28.3
91 – 180	3.3	10.3	15.9
181 – 397	2.2	1.4	1.7
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Fidelity Money Market Fund	31 Days	39 Days	47 Days
All Taxable Money Market Funds Average*	35 Days	36 Days	41 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 0.6%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
AOL Time Warner, Inc.
4/15/06	4.03%	$3,540	$3,570
4/15/06	4.14	1,716	1,730
British Telecommunications PLC
12/15/05	3.38	2,620	2,633
12/15/05	3.39	3,900	3,920
12/15/05	3.40	685	688
12/15/05	3.43	2,730	2,744
12/15/05	3.51	660	663
12/15/05	3.71	2,840	2,854
12/15/05	3.78	484	486
Comcast Cable Communications, Inc.
1/30/06	3.91	2,320	2,333
France Telecom SA
3/1/06	3.37	330	334
3/1/06	3.41	1,045	1,057
3/1/06	3.43	965	976
3/1/06	3.45	310	314
3/1/06	3.54	1,295	1,310
3/1/06	3.55	1,985	2,007
3/1/06	3.56	2,470	2,498
3/1/06	3.59	525	531
Morgan Stanley
4/15/06	3.90	5,000	5,045
TOTAL CORPORATE BONDS			35,693

Certificates of Deposit 29.5%

Domestic Certificates Of Deposit – 1.0%
Huntington National Bank, Columbus
3/23/06	4.31	5,000	5,000
Morgan Stanley Bank, West Valley City Utah
11/30/05	4.05	35,000	35,000
Washington Mutual Bank, California
11/1/05	3.70	20,000	20,000
			60,000
London Branch, Eurodollar, Foreign Banks – 14.3%
Barclays Bank PLC
7/19/06	4.00	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
London Branch, Eurodollar, Foreign Banks – continued
Barclays PLC
12/2/05	4.05%	$160,000	$160,000
Calyon
7/17/06	4.00	25,000	25,000
7/18/06	4.00	25,000	25,000
Credit Agricole SA
11/1/05	3.80	30,000	30,000
7/18/06	4.00	25,000	25,000
Credit Industriel et Commercial
1/26/06	4.00	30,000	30,000
4/20/06	3.95	50,000	50,000
Credit Suisse Group
11/14/05	3.90	45,000	45,000
Deutsche Bank AG
12/13/05	4.03 (c)	115,000	115,000
Hypo Real Estate Bank International
11/21/05	4.05 (f)	10,000	10,000
12/2/05	4.14 (f)	3,000	3,000
ING Bank NV
11/1/05	3.80	75,000	75,000
Royal Bank of Scotland PLC
11/1/05	3.80	230,000	229,995
			847,995
New York Branch, Yankee Dollar, Foreign Banks – 14.2%
Bank of Tokyo-Mitsubishi Ltd.
11/1/05	3.79	85,000	85,000
11/30/05	4.05	25,000	25,000
Barclays Bank PLC
11/1/05	3.78	69,000	69,000
BNP Paribas SA
8/30/06	4.25	13,000	13,000
Canadian Imperial Bank of Commerce
11/15/05	4.03 (d)	60,000	60,000
Credit Suisse First Boston New York Branch
11/19/05	3.98 (d)	30,000	30,000
12/28/05	3.93 (d)	50,000	50,000
1/19/06	4.14 (d)	35,000	35,000
Deutsche Bank AG
12/5/05	3.73 (d)	40,000	40,000

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Dexia Credit Local de France
11/1/05	3.78%	$125,000	$125,000
Eurohypo AG
1/30/06	4.02 (a)	10,000	10,000
1/31/06	4.02 (a)	20,000	20,000
Mizuho Corporate Bank Ltd.
11/1/05	3.83	45,000	45,000
12/8/05	4.08	65,000	65,000
Skandinaviska Enskilda Banken AB
1/6/06	4.05 (d)	70,000	69,993
Svenska Handelsbanken AB
11/30/05	3.70	26,000	26,000
Toronto-Dominion Bank
4/18/06	3.92	25,000	25,000
Unicredito Italiano Spa
11/14/05	3.73 (d)	45,000	44,996
			837,989

TOTAL CERTIFICATES OF DEPOSIT			1,745,984

Commercial Paper 18.4%

Capital One Multi-Asset Execution Trust
11/2/05	3.70	10,000	9,999
Citigroup Funding, Inc.
11/4/05	3.86	10,000	9,997
11/29/05	4.06	15,000	14,953
Comcast Corp.
11/4/05	3.49 (b)	7,000	6,998
11/28/05	4.12 (b)	3,000	2,991
11/28/05	4.13 (b)	7,000	6,978
11/29/05	4.13 (b)	9,500	9,470
Countrywide Financial Corp.
11/21/05	4.01	25,000	24,944
11/23/05	4.03	14,000	13,966
12/13/05	4.12	25,000	24,880
Cullinan Finance Corp.
1/23/06	3.99 (b)	25,000	24,773
2/8/06	4.00 (b)	5,000	4,946
2/23/06	4.01 (b)	25,000	24,688

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
DaimlerChrysler NA Holding Corp.
11/2/05	3.97%	$4,000	$4,000
11/15/05	4.08	10,000	9,984
11/22/05	4.15	5,000	4,988
11/23/05	4.15	11,000	10,972
11/30/05	4.19	6,000	5,980
12/1/05	4.20	3,000	2,990
Emerald (MBNA Credit Card Master Note Trust)
12/7/05	3.99	10,000	9,960
12/21/05	4.00	25,000	24,863
Federated Retail Holdings, Inc.
11/21/05	3.97	30,000	29,935
11/22/05	3.96	4,000	3,991
11/29/05	4.14	19,000	18,939
Fortune Brands, Inc.
11/7/05	4.10	15,000	14,990
11/28/05	3.96	2,000	1,994
12/5/05	4.09	2,000	1,992
12/5/05	4.11	12,000	11,954
1/9/06	4.30	5,000	4,959
1/23/06	4.30	20,000	19,804
1/24/06	4.30	3,000	2,970
Giro Funding US Corp.
11/8/05	3.75	5,000	4,996
Grampian Funding LLC
2/21/06	4.20	30,000	29,614
Kellogg Co.
11/23/05	4.06	3,000	2,993
11/23/05	4.08	1,500	1,496
11/28/05	4.12	4,000	3,988
12/13/05	4.11	3,000	2,986
Motown Notes Program
11/2/05	3.72	20,000	19,998
11/3/05	3.72	5,000	4,999
12/12/05	3.85	15,000	14,935
12/16/05	3.88	60,000	59,712
Newcastle (Discover Card Master Trust)
11/14/05	3.92	55,000	54,922
11/21/05	4.00	5,000	4,989
12/12/05	4.05	15,000	14,931
Oracle Corp.
11/1/05	3.73	15,000	15,000

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Park Granada LLC
11/10/05	3.90%	$10,000	$9,990
11/23/05	4.01	10,000	9,976
11/23/05	4.07	5,000	4,988
12/9/05	3.99	10,000	9,958
1/23/06	4.20	20,000	19,808
1/24/06	4.20	7,000	6,932
1/24/06	4.22	15,000	14,854
1/25/06	4.22	35,000	34,655
1/26/06	4.22	15,000	14,850
1/30/06	4.23	20,000	19,791
1/30/06	4.24	5,000	4,948
Park Sienna LLC
11/4/05	4.05	15,000	14,995
11/22/05	4.06	10,000	9,976
11/23/05	4.01	25,084	25,023
11/23/05	4.03	25,000	24,939
11/23/05	4.04	5,000	4,988
11/28/05	4.08	10,000	9,969
Strand Capital LLC
11/7/05	3.63	5,000	4,997
1/11/06	4.13	5,000	4,960
1/17/06	3.91	20,000	19,835
3/14/06	4.26	10,000	9,846
Stratford Receivables Co. LLC
11/2/05	3.85	10,000	9,999
11/3/05	3.84	40,000	39,991
11/3/05	3.87	30,000	29,994
11/4/05	3.86	10,000	9,997
11/21/05	4.00	20,000	19,956
11/21/05	4.05	10,000	9,978
11/28/05	4.06	10,000	9,970
12/5/05	4.02	35,000	34,868
12/12/05	4.07	15,000	14,931
12/13/05	4.04	5,000	4,977
Thames Asset Global Securities No. 1, Inc.
11/22/05	4.00	5,000	4,988
Viacom, Inc.
11/1/05	3.97	3,000	3,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Weatherford International Ltd.
11/28/05	4.13% (b)	$17,000	$16,947
TOTAL COMMERCIAL PAPER			1,090,281

Master Notes 3.7%

Bear Stearns Companies, Inc.
11/15/05	3.99 (f)	23,000	23,000
Goldman Sachs Group, Inc.
11/10/05	4.00 (d)(f)	60,000	60,000
11/11/05	4.00 (d)(f)	17,000	17,000
11/28/05	3.89 (d)(f)	55,000	55,000
1/9/06	3.69 (f)	60,000	60,000
TOTAL MASTER NOTES			215,000

Medium Term Notes 23.4%

AIG Matched Funding Corp.
12/15/05	3.89 (d)	35,000	35,000
1/3/06	4.06 (d)	30,000	30,000
1/11/06	4.13 (d)	30,000	30,000
1/23/06	4.02 (d)	30,000	30,000
Allstate Life Global Funding II
11/8/05	3.96 (b)(d)	5,000	5,000
11/15/05	3.99 (b)(d)	5,000	5,000
11/15/05	4.00 (b)(d)	10,000	10,000
ASIF Global Financing XXX
11/23/05	4.02 (b)(d)	25,000	25,000
Australia & New Zealand Banking Group Ltd.
11/23/05	4.01 (b)(d)	18,000	18,000
Bank of Ireland
11/21/05	3.97 (d)	40,000	40,000
Bayerische Landesbank Girozentrale
11/21/05	3.82 (d)	45,000	45,000
BellSouth Corp.
4/26/06	4.26 (b)(d)	625	625
BellSouth Telecommunications
12/5/05	3.82 (d)	10,000	10,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
BMW U.S. Capital LLC
11/15/05	3.94% (d)	$8,000	$8,000
Cullinan Finance Corp.
11/15/05	3.93 (b)(d)	20,000	19,998
Descartes Funding Trust
11/15/05	3.97 (d)	10,000	10,000
General Electric Capital Corp.
11/7/05	3.88 (d)	64,000	64,000
11/9/05	4.04 (d)	55,000	55,000
11/17/05	4.07 (d)	60,000	60,003
HBOS Treasury Services PLC
12/28/05	4.01 (d)	60,000	60,000
HSBC Finance Corp.
11/25/05	4.02 (d)	22,000	22,000
HSH Nordbank AG
11/23/05	4.03 (b)(d)	22,000	22,000
ING USA Annuity & Life Insurance Co.
12/28/05	4.04 (d)(f)	11,000	11,000
MBIA Global Funding LLC
1/17/06	4.11 (b)(d)	9,000	9,000
Merrill Lynch & Co., Inc.
11/15/05	3.95 (d)	55,000	55,000
Metropolitan Life Insurance Co.
11/7/05	3.88 (b)(d)	5,000	5,000
Morgan Stanley
11/1/05	4.05 (d)	7,000	7,000
11/4/05	3.89 (d)	15,000	15,000
11/15/05	4.00 (d)	17,000	17,000
11/28/05	4.10 (d)	31,000	31,000
Pacific Life Global Funding
11/4/05	3.88 (b)(d)	5,000	5,000
11/14/05	3.96 (d)	5,000	5,000
RACERS
11/22/05	4.03 (b)(d)	50,000	50,000
Royal Bank of Scotland PLC
11/21/05	3.97 (b)(d)	45,000	45,000
SBC Communications, Inc.
6/5/06	3.96 (b)	14,170	14,200
Security Life of Denver Insurance Co.
11/30/05	3.94 (d)(f)	8,000	8,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
SLM Corp.
11/1/05	3.91% (b)(d)	$ 35,000	$35,000
Treasury Bank NA, Alexandria Virginia
11/14/05	3.80 (d)	30,000	30,000
Verizon Global Funding Corp.
12/15/05	3.98 (d)	145,000	145,000
Wachovia Asset Securitization Issuance LLC
11/25/05	4.03 (b)(d)	9,029	9,029
Washington Mutual Bank, California
11/4/05	3.70 (d)	30,000	30,000
12/20/05	3.87 (d)	31,000	31,000
12/28/05	3.94 (d)	35,000	34,999
1/27/06	4.20 (d)	45,000	45,000
Wells Fargo & Co.
11/2/05	3.91 (d)	30,000	30,000
11/15/05	3.96 (d)	52,500	52,500
WestLB AG
11/10/05	3.95 (b)(d)	24,000	24,000
12/30/05	4.02 (b)(d)	26,000	26,000
Westpac Banking Corp.
12/12/05	3.84 (d)	10,000	10,000
TOTAL MEDIUM TERM NOTES			1,384,354

Short Term Notes 4.1%

Jackson National Life Insurance Co.
1/2/06	4.19 (d)(f)	34,000	34,000
Metropolitan Life Insurance Co.
11/28/05	4.14 (b)(d)	10,000	10,000
1/2/06	4.19 (d)(f)	25,000	25,000
Monumental Life Insurance Co.
11/1/05	3.89 (d)(f)	35,000	35,000
11/1/05	4.00 (d)(f)	29,000	29,000
New York Life Insurance Co.
12/31/05	4.15 (d)(f)	60,000	60,000
Transamerica Occidental Life Insurance Co.
11/1/05	3.86 (d)(f)	50,000	50,000
TOTAL SHORT TERM NOTES			243,000

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Securities 1.5%
	Principal Amount	Value (Note 1)
	(000s)	(000s)

Brazos River Hbr. Navigation District of Brazoria County
Rev. Bonds (Dow Chemical Co. Proj.) Series A, 3.94%
tender 11/14/05, CP mode	$10,000	$10,000
California Statewide Cmntys. Dev. Auth. Rev. TRAN
Series C4, 3.93% 6/30/06	10,000	10,000
Connecticut Hsg. Fin. Auth. (Hsg. Mortgage Fin. Prog.)
Series F2, 4.07% 11/7/05 (AMBAC Insured), VRDN (d)	20,000	20,000
Georgia Muni. Elec. Auth. Series B, 3.95% 11/1/05,
LOC Bayerische Landesbank Girozentrale,
LOC WestLB AG, CP	6,700	6,700
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 3.95%
11/1/05, LOC Bayerische Landesbank Girozentrale,
LOC WestLB AG, CP	5,100	5,100
Michigan Gen. Oblig. Bonds (Multi Modal School Ln. Prog.)
Series 2005 B, 4.64% tender 10/11/06 (Liquidity
Facility DEPFA BANK PLC), CP mode	11,000	11,000
Mississippi Gen. Oblig. (Nissan Proj.) Series B, 4.07%
11/7/05 (Liquidity Facility Dexia Cr. Local de France),
VRDN (d)	27,200	27,200

TOTAL MUNICIPAL SECURITIES		90,000

Interfund Loans 0.4%

With Fidelity Advisor Equity Growth Fund, at 4.18%, due
11/1/05 (g)	22,182	22,182

Repurchase Agreements 33.4%
	Maturity
	Amount (000s)
In a joint trading account (Collateralized by U.S. Government
Obligations) dated 10/31/05 due 11/1/05 At 4.05%	$ 327,713	327,676
With:
Banc of America Securities LLC At 4.19%, dated 10/31/05
due 11/1/05 (Collateralized by Mortgage Loan
Obligations valued at $121,800,001, 0% – 8.59%,
11/6/14 – 4/25/45)	116,014	116,000
Barclays Capital, Inc. At 4.03%, dated 11/1/05 due
11/30/05 (Collateralized by Mortgage Loan Obligations,
0% – 6%, 9/25/16 - 7/15/35) (c)	95,308	95,000
Citigroup Global Markets, Inc. At 4.11%, dated 10/31/05
due 11/1/05 (Collateralized by Mortgage Loan
Obligations valued at $196,860,508, 0% – 9%,
3/1/09 - 10/1/35)	193,022	193,000
CS First Boston Corp. At 4.03%, dated 11/1/05 due
12/1/05 (Collateralized by Mortgage Loan Obligations,
4.5% – 8%, 6/1/08 - 10/1/35) (c)	88,296	88,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)

With: – continued
Deutsche Bank Securities, Inc. At 4.04%, dated 11/1/05
due 11/30/05 (Collateralized by Mortgage Loan
Obligations, 5.12% – 5.5%, 10/1/34 – 9/1/35) (c)	$61,198	$61,000
Goldman Sachs & Co. At:
4.16%, dated:
8/23/05 due 11/21/05 (Collateralized by Corporate
Obligations valued at $58,140,001, 4.34% –
6.54%, 11/15/13 – 10/25/43) (d)(e)	57,593	57,000
10/31/05 due 11/1/05 (Collateralized by Mortgage
Loan Obligations valued at $24,150,814, 2% –
7.5%, 12/15/06 – 4/15/34)	23,003	23,000
4.17%, dated 8/23/05 due 11/21/05
(Collateralized by Corporate Obligations valued at
$26,250,891, 1.75% 7.5%, 3/1/07
3/15/23) (d)(e)	25,261	25,000
J.P. Morgan Securities, Inc. At:
3.88%, dated 9/21/05 due 11/2/05
(Collateralized by Corporate Obligations valued at
$52,743,217, 2.11% 9.38%, 6/1/06 3/15/38)	50,226	50,000
4.16%, dated 10/31/05 due 11/1/05
(Collateralized by Corporate Obligations valued at
$258,301,192, 3.80% – 9.5%, 11/15/05 – 2/1/26)	246,028	246,000
Merrill Lynch, Pierce, Fenner & Smith At 4.2%, dated
10/25/05 due 1/23/06 (Collateralized by Corporate
Obligations valued at $86,160,948, 0.01% – 12.38%,
5/1/07 – 2/2/30) (d)(e)	82,861	82,000
Morgan Stanley & Co. At 3.88%, dated 9/21/05 due
11/2/05 (Collateralized by Mortgage Loan Obligations
valued at $116,937,867, 0% – 8.59%, 2/11/11 -
9/13/45)	110,498	110,000
Morgan Stanley & Co., Inc. At 4.03%, dated 11/1/05
due 11/30/05 (Collateralized by Mortgage Loan
Obligations, 3.97% – 4.78%, 11/1/33 - 4/1/35) (c)	100,325	100,000

See accompanying notes which are an integral part of the financial statements.

15		Semiannual Report

Investments (Unaudited) continued

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
UBS Warburg LLC At 4.03%, dated 11/1/05 due
11/30/05 (Collateralized by Mortgage Loan
Obligations, 5% – 7.5%, 8/1/23 - 8/1/35) (c)	$115,373	$115,000
Wachovia Securities, Inc. At 4.13%, dated 10/31/05 due
11/1/05 (Collateralized by Mortgage Loan Obligations
valued at $294,780,000, 0.26% 8.59%, 11/6/14
8/15/42)	289,033	289,000
TOTAL REPURCHASE AGREEMENTS		1,977,676

TOTAL INVESTMENT PORTFOLIO 115.0%
(Cost $6,804,170)		6,804,170

NET OTHER ASSETS – (15.0)%		(888,211)
NET ASSETS 100%		$5,915,959

Security Type Abbreviations
CP	—	COMMERCIAL PAPER
TRAN	—	TAX AND REVENUE
ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $435,643,000
or 7.4% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(e) The maturity amount is based on the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to
$480,000,000 or 8.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Bear Stearns
Companies, Inc.
3.99%, 11/15/05	10/11/05	$23,000
Goldman Sachs
Group, Inc.:
3.69%, 1/9/06	4/12/05	$60,000
3.89%, 11/28/05	8/26/04	$55,000
4%,11/10/05	2/14/05	$60,000
4%, 11/11/05	10/11/05	$17,000
Hypo Real Estate
Bank International:
4.05%, 11/21/05	10/17/05	$10,000
4.14%, 12/2/05	10/31/05	$3,000
ING USA Annuity
& Life Insurance
Co. 4.04%,
12/28/05	6/23/05	$11,000
Jackson National
Life Insurance Co.
4.19%, 1/2/06	3/31/03	$34,000
Metropolitan Life
Insurance Co.
4.19%, 1/2/06	3/26/02	$25,000

	Acquisition	Cost
Security	Date	(000s)
Monumental Life
Insurance Co.:
3.89%, 11/1/05	2/1/00	$35,000

	7/31/98 -
4%, 11/1/05	9/17/98	$29,000

New York Life
Insurance Co.
4.15%, 12/31/05	2/28/02	$60,000
Security Life of
Denver Insurance
Co. 3.94%,
11/30/05	8/26/05	$8,000
Transamerica
Occidental Life
Insurance Co.
3.86%, 11/1/05	4/28/00	$50,000

(g) Affiliated entity

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $500,000 of which $2,000, $97,000 and $401,000 will expire on April 30, 2008, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $1,977,676) (cost $6,804,170) See
accompanying schedule		$6,804,170
Cash		33
Receivable for fund shares sold		20,919
Interest receivable		16,584
Other affiliated receivables		44
Total assets		6,841,750

Liabilities
Payable for investments purchased
Regular delivery	$283,000
Delayed delivery	574,000
Payable for fund shares redeemed	65,676
Distributions payable	884
Accrued management fee	2,060
Other affiliated payables	171
Total liabilities		925,791

Net Assets		$5,915,959
Net Assets consist of:
Paid in capital		$5,916,235
Distributions in excess of net investment income		(168)
Accumulated undistributed net realized gain (loss) on
investments		(108)
Net Assets, for 5,916,260 shares outstanding		$5,915,959
Net Asset Value, offering price and redemption price per
share ($5,915,959 ÷ 5,916,261 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$99,593

Expenses
Management fee	$11,849
Independent trustees’ compensation	12
Appreciation in deferred trustee compensation account	2
Total expenses before reductions	11,863
Expense reductions	(46)	11,817

Net investment income		87,776

Net realized gain (loss) on investment securities		(2)
Net increase in net assets resulting from operations		$87,774

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$87,776	$85,576
Net realized gain (loss)	(2)	(620)
Net increase in net assets resulting
from operations	87,774	84,956
Distributions to shareholders from net investment income .	(87,750)	(85,601)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	2,060,041	3,254,419
Reinvestment of distributions	83,420	81,691
Cost of shares redeemed	(1,793,009)	(3,442,519)
Net increase (decrease) in net assets and shares re-
sulting from share transactions	350,452	(106,409)
Total increase (decrease) in net assets	350,476	(107,054)

Net Assets
Beginning of period	5,565,483	5,672,537
End of period (including distributions in excess of net
investment income of $168 and distributions in ex-
cess of net investment income of $165, respectively)	$5,915,959	$5,565,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	October 31,
	(Unaudited)	Years ended April 30,
	2005	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	016	.015	.008	.013	.028	.060
Distributions from net
investment income	(.016)	(.015)	(.008)	(.013)	(.028)	(.060)
Net asset value, end
of period	$ 1.00	$1.00	$1.00	$1.00	$1.00	$ 1.00
Total ReturnB,C,D	1.56%	1.54%	.81%	1.35%	2.81%	6.14%
Ratios to Average Net AssetsE
Expenses
before expense
reductions	42%A	.42%	.42%	.42%	.43%	.45%
Expenses net of
voluntary waiv-
ers, if any	42%A	.42%	.42%	.42%	.43%	.45%
Expenses net of all
reductions	42%A	.42%	.42%	.42%	.42%	.45%
Net investment
income	3.08%A	1.52%	.81%	1.35%	2.82%	5.96%
Supplemental Data
Net assets,
end of period
(in millions)	$ 5,916	$5,565	$5,673	$7,063	$8,306	$10,317

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan Money Market Fund to Fidelity Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Delaware statutory trust. The financial state ments have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

22

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to capital loss carryforwards and deferred trust ees compensation.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$6,804,170

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued 2. Operating Policies continued

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $40 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The fund’s activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily	Weighted Average	Interest Earned
	Loan Balance	Interest Rate	(included in
			interest income)

Lender	$18,175	3.85%	$17

Semiannual Report

24

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $46.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund (formerly Spartan Money Market Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Semiannual Report

26

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report 28

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 26% would mean that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

29 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Semiannual Report

30

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

32

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

33 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Semiannual Report 34

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

35 Semiannual Report

35

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 36

37 Semiannual Report

Semiannual Report

38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments Money
Management, Inc.
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SPM-USAN-1205 1.784868.102

Fidelity® Government Money Market Fund (formerly Spartan® U.S. Government Money Market Fund)

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months and
		one year.
Investments	6	A complete list of the fund’s investments.
Financial Statements	9	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	13	Notes to the financial statements.
Board Approval of	16
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confi dent we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legisla tors and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,015.20	$2.13
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.09	$2.14

* Expenses are equal to the Fund’s annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	77.7	71.2	67.0
31 – 90	15.2	21.2	13.7
91 – 180	3.6	7.6	16.8
181 – 397	3.5	0.0	2.5
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Fidelity Government Money
Market Fund	28 Days	24 Days	42 Days
Government Retail Money Market
Funds Average*	33 Days	36 Days	42 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

Federal Agencies 25.2%
Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount	(Note 1)
Fannie Mae – 13.1%
Agency Coupons – 10.9%
11/22/05	3.72% (b)	$5,000,000	$ 4,998,266
12/21/05	3.80 (b)	20,000,000	19,987,599
12/22/05	3.79 (b)	29,000,000	28,979,544
			53,965,409

Discount Notes – 2.2%
3/1/06	3.73	5,305,000	5,240,279
3/1/06	3.74	1,460,000	1,442,139
7/28/06	3.88	4,242,000	4,123,294
			10,805,712

			64,771,121
Federal Home Loan Bank – 6.6%
Agency Coupons – 6.6%
11/2/05	3.59 (b)	5,000,000	4,997,400
11/10/05	3.65 (b)	10,000,000	9,996,619
12/13/05	3.73 (b)	18,000,000	17,991,235
			32,985,254

Freddie Mac – 5.5%
Discount Notes – 5.5%
2/28/06	3.72	7,780,000	7,686,132
3/7/06	3.78	5,000,000	4,935,075
7/25/06	4.01	5,100,000	4,954,919
9/27/06	4.26	5,000,000	4,812,771
9/29/06	4.51	2,300,000	2,208,156
10/17/06	4.53	2,745,000	2,629,176
			27,226,229

TOTAL FEDERAL AGENCIES			124,982,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

Repurchase Agreements 83.1%
	Maturity	Value
	Amount	(Note 1)
In a joint trading account (Collateralized by
U.S. Government Obligations dated 10/31/05 due
11/1/05 At 4.05%) (c)	$ 283,780,938	$ 283,749,000
With:
CS First Boston Corp. At:
3.7%, dated 9/7/05 due 11/30/05 (Collateralized by
Mortgage Loan Obligations valued at $20,403,288,
5% – 5.5%, 11/1/17 – 9/1/35)	20,172,667	20,000,000
4.02%, dated 10/31/05 due 11/7/05 (Collateralized
by Mortgage Loan Obligations valued at
$25,502,558, 4.23%, 9/1/34)	25,019,542	25,000,000
Deutsche Bank Securities, Inc. At:
4.02%, dated 11/1/05 due 11/30/05 (Collateralized
by Mortgage Loan Obligations, 4.56% - 5.18%,
10/1/28 – 2/1/35) (a)	25,080,958	25,000,000
4.04%, dated 11/1/05 due 11/30/05 (Collateralized
by Mortgage Loan Obligations, 5%, 2/15/34) (a)	7,022,781	7,000,000
Morgan Stanley & Co., Inc. At:
3.9%, dated 9/22/05 due 12/22/05 (Collateralized by
Mortgage Loan Obligations valued at $15,300,000,
5%, 8/1/34)	15,147,875	15,000,000
4.03%, dated 11/1/05 due 11/30/05 (Collateralized
by Mortgage Loan Obligations, 4.06%, 6/1/42) (a)	10,032,464	10,000,000
UBS Warburg LLC At:
3.67%, dated 9/6/05 due 11/30/05 (Collateralized by
Mortgage Loan Obligations valued at $12,240,849,
5%, 8/1/23)	12,103,983	12,000,000
3.77%, dated 9/21/05 due 11/1/05 (Collateralized by
Mortgage Loan Obligations valued at $15,300,131,
5% – 7%, 9/1/31 – 8/1/35)	15,064,319	15,000,000
TOTAL REPURCHASE AGREEMENTS		412,749,000

TOTAL INVESTMENT PORTFOLIO 108.3%
(Cost $537,731,604)		537,731,604

NET OTHER ASSETS – (8.3)%		(41,384,613)
NET ASSETS 100%		$ 496,346,991

See accompanying notes which are an integral part of the financial statements.

7	Semiannual Report

Investments (Unaudited) continued

Legend

(a) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(b) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.

(c) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/		Value
Counterparty
$283,749,000 due
11/1/05 at 4.05%
Banc of America
Securities LLC.		$51,899,755
Bank of America,
National Association		36,420,881
Barclays Capital Inc.		88,320,636
Bear Stearns & Co. Inc.	.	45,526,101
Credit Suisse First Boston
LLC		27,315,661
Greenwich Capital
Markets, Inc.		9,105,220
Morgan Stanley & Co.
Incorporated.		6,950,306
UBS Securities LLC		18,210,440
		$283,749,000

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $71,114 of which $13,793 and $57,321 will expire on April 30, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Financial Statements

Statement of Assets and Liabilities
	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $412,749,000) (cost $537,731,604)
See accompanying schedule		$537,731,604
Cash		147
Receivable for fund shares sold		1,663,773
Interest receivable		811,749
Total assets		540,207,273

Liabilities
Payable for investments purchased on a delayed delivery
basis	$42,000,000
Payable for fund shares redeemed	1,612,335
Distributions payable	70,203
Accrued management fee	174,137
Other affiliated payables	3,607
Total liabilities		43,860,282

Net Assets		$496,346,991
Net Assets consist of:
Paid in capital		$496,411,794
Undistributed net investment income		25,479
Accumulated undistributed net realized gain (loss) on
investments		(90,282)
Net Assets, for 496,376,586 shares outstanding		$496,346,991
Net Asset Value, offering price and redemption price per
share ($496,346,991 ÷ 496,376,586 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements continued

Statement of Operations
Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$8,521,905

Expenses
Management fee	$1,038,905
Independent trustees’ compensation	1,153
Total expenses before reductions	1,040,058
Expense reductions	(958)	1,039,100

Net investment income		7,482,805

Net realized gain (loss) on investment securities		1,314
Net increase in net assets resulting from operations		$7,484,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Statement of Changes in Net Assets
	Six months ended	Year ended
	October 31, 2005	April 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,482,805	$7,859,318
Net realized gain (loss)	1,314	(69,529)
Net increase in net assets resulting
from operations	7,484,119	7,789,789
Distributions to shareholders from net investment income .	(7,491,416)	(7,890,814)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	104,302,957	221,239,371
Reinvestment of distributions	7,106,163	7,495,520
Cost of shares redeemed	(117,309,615)	(306,530,750)
Net increase (decrease) in net assets and shares
resulting from share transactions	(5,900,495)	(77,795,859)
Total increase (decrease) in net assets	(5,907,792)	(77,896,884)

Net Assets
Beginning of period	502,254,783	580,151,667
End of period (including undistributed net investment
income of $25,479 and undistributed net investment
income of $34,090, respectively)	$496,346,991	$502,254,783

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Highlights
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	015.015		.007	.013	.028	.059
Distributions from
net investment
income	(.015)	(.015)	(.007)	(.013)	(.028)	(.059)
Net asset value,
end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.52%	1.49%	.75%	1.30%	2.84%	6.02%
Ratios to Average Net AssetsE
Expenses before
expense
reductions	42%A	.42%	.42%	.42%	.43%	.45%
Expenses net of
voluntary waiv
ers, if any	42%A	.42%	.42%	.42%	.43%	.45%
Expenses net of all
reductions	42%A	.42%	.42%	.42%	.42%	.45%
Net investment
income	3.00%A	1.45%	.76%	1.31%	2.75%	5.86%
Supplemental Data
Net assets,
end of period
(000 omitted)	$496,347	$502,255	$580,152	$739,139	$918,804	$853,640

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan U.S. Government Money Market Fund to Fidelity Government Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Dela ware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compli ance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

13 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$537,731,604

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

14

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $1,608 for the period.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $958.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

15 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund (formerly Spartan U.S. Government Money Market Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders,

Semiannual Report

16

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large

17 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

18

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %”

19 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 23% would mean that 77% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its

Semiannual Report

20

review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

21 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Semiannual Report

22

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

23 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SPU USAN-1205 1.784869.102

Fidelity® U.S. Treasury Money Market Fund (formerly Spartan® U.S. Treasury Money Market Fund)

Semiannual Report October 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months and
		one year.
Investments	6	A complete list of the fund’s investments.
Financial Statements	8	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	12	Notes to the financial statements.
Board Approval of	15
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general in-
formation of the shareholders of the fund. This report is not authorized for distribution to pro-
spective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,013.90	$2.89
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.33	$2.91

* Expenses are equal to the Fund’s annualized expense ratio of .57%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

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4

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	10/31/05	4/30/05	10/31/04
0 – 30	61.3	45.4	57.8
31 – 90	34.1	53.6	31.3
91 – 180	3.6	1.0	10.9
181 – 397	1.0	0.0	0.0
Weighted Average Maturity
	10/31/05	4/30/05	10/31/04
Fidelity U.S. Treasury Money Market Fund	39 Days	39 Days	50 Days
Treasury Retail Money Market Funds Average*	48 Days	53 Days	60 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments October 31, 2005 (Unaudited)
Showing Percentage of Net Assets

U.S. Treasury Obligations 100.1%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Bills – 84.8%
11/10/05	3.43%	$885	$884
11/10/05	3.47	100,000	99,914
11/10/05	3.48	65,000	64,944
11/10/05	3.49	92,250	92,170
11/17/05	3.10	30,000	29,959
11/17/05	3.26	39,000	38,944
11/17/05	3.28	4,575	4,568
11/17/05	3.38	4,019	4,013
11/17/05	3.44	5,406	5,398
11/17/05	3.46	61,284	61,191
11/17/05	3.50	114,516	114,339
11/17/05	3.51	160,000	159,753
11/25/05	3.51	20,800	20,752
11/25/05	3.66	193,200	192,733
11/25/05	3.68	8,924	8,902
11/25/05	3.69	7,277	7,258
12/1/05	3.52 (a)	110,000	109,680
12/1/05	3.53 (a)	50,000	49,854
12/1/05	3.54 (a)	55,000	54,839
1/5/06	3.49	95,000	94,407
1/5/06	3.55	75,000	74,523
1/12/06	3.65	100,000	99,276
1/19/06	3.82	75,000	74,377
1/26/06	3.86	50,000	49,543
1/26/06	3.87	49,000	48,551
3/9/06	3.63	45,000	44,430
3/9/06	3.64	25,000	24,683
			1,629,885
U.S. Treasury Notes – 15.3%
11/15/05	3.43	160,000	160,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	6

U.S. Treasury Obligations continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Notes – continued
11/30/05	3.70%	$113,600	$113,428
6/30/06	4.20	20,000	19,802
			293,362

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $1,923,247)			1,923,247

NET OTHER ASSETS – (0.1)%			(2,052)
NET ASSETS 100%			$1,921,195

Legend

(a) Security or a portion of the security was
pledged to cover open reverse
repurchase agreements. At the period
end, the value of securities pledged
amounted to $191,241,000. The
principal amount of the outstanding
reverse repurchase agreement is
$191,328,000.

Income Tax Information

At April 30, 2005, the fund had a capital loss carryforward of approximately $632,000 of which $51,000, $205,000 and $376,000 will expire on April 30, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	October 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,923,247)
See accompanying schedule		$1,923,247
Receivable for investments sold		191,329
Receivable for fund shares sold		4,722
Interest receivable		5,332
Other receivables		5
Total assets		2,124,635

Liabilities
Payable for fund shares redeemed	$11,142
Distributions payable	278
Accrued management fee	669
Reverse repurchase agreement payable	191,343
Other affiliated payables	8
Total liabilities		203,440

Net Assets		$1,921,195
Net Assets consist of:
Paid in capital		$1,921,660
Undistributed net investment income		53
Accumulated undistributed net realized gain (loss) on
investments		(518)
Net Assets, for 1,921,391 shares outstanding		$1,921,195
Net Asset Value, offering price and redemption price per
share ($1,921,195 ÷ 1,921,391 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Statement of Operations
Amounts in thousands	Six months ended October 31, 2005 (Unaudited)

Investment Income
Interest		$32,396

Expenses
Management fee	$4,079
Independent trustees’ compensation	4
Interest	1,462
Total expenses before reductions	5,545
Expense reductions	(24)	5,521

Net investment income		26,875

Net realized gain (loss) on investment securities		(27)
Net increase in net assets resulting from operations		$26,848

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
		Six months ended	Year ended
		October 31, 2005	April 30,
Amounts in thousands		(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$26,875	$29,373
Net realized gain (loss)		(27)	(345)
Net increase in net assets resulting from operations	.	26,848	29,028
Distributions to shareholders from net investment income	.	(26,871)	(29,377)
Distributions to shareholders from net realized gain		—	(223)
Total distributions		(26,871)	(29,600)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		582,891	1,175,870
Reinvestment of distributions		25,327	27,834
Cost of shares redeemed		(722,005)	(1,402,818)
Net increase (decrease) in net assets and shares re-
sulting from share transactions		(113,787)	(199,114)
Total increase (decrease) in net assets		(113,810)	(199,686)

Net Assets
Beginning of period		2,035,005	2,234,691
End of period (including undistributed net investment
income of $53 and undistributed net investment in-
come of $49, respectively)		$1,921,195	$2,035,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Financial Highlights
	Six months ended
	October 31, 2005	Years ended April 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from
Investment
Operations
Net investment
income	014.014		.006	.012	.026	.056
Net realized and
unrealized gain
(loss)F	—	—	—	—	—	—
Total from invest-
ment operations	.014	.014	.006	.012	.026	.056
Distributions from
net investment
income	(.014)	(.014)	(.006)	(.012)	(.026)	(.056)
Distributions from
net realized gain	—	—F	—	—	—	—
Total distributions	(.014)	(.014)	(.006)	(.012)	(.026)	(.056)
Net asset value, end
of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C,D	1.39%	1.38%	.65%	1.23%	2.66%	5.70%
Ratios to Average Net AssetsE
Expenses
before expense
reductions	57%A	.46%	.42%	.42%	.43%	.46%
Expenses net of
voluntary waiv-
ers, if any	57%A	.46%	.42%	.42%	.43%	.46%
Expenses net of
all reductions	56%A	.46%	.42%	.42%	.42%	.45%
Net investment
income	2.74%A	1.34%	.65%	1.21%	2.57%	5.53%
Supplemental Data
Net assets,
end of period
(in millions)	$ 1,921	$ 2,035	$ 2,235	$ 2,613	$ 2,483	$ 2,257

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the account closeout fee.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan U.S. Treasury Money Market Fund to Fidelity U.S. Treasury Money Market Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, deferred trustees compensa tion, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

12

1.Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$1,923,247

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the fund may enter into reverse repurchase agreements whereby the fund transfers securities to a counterparty who then agrees to transfer them back to the fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The fund continues to receive interest pay ments on the transferred securities during the term of the reverse repurchase agree ment. During the period that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $84,890. The weighted average interest rate was 2.59% . Information regard ing reverse repurchase agreements open at period end is included at the end of the fund’s Schedule of Investments.

13 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .42% of the fund’s average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $4 for the period.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s management fee. During the period, these credits reduced the fund’s management fee by $24.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Semiannual Report

14

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Treasury Money Market Fund (formerly Spartan U.S. Treasury Money Market Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders,

15 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large

Semiannual Report

16

variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

17 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the fund has compared favorably to its Lipper peer group over time.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %”

Semiannual Report

18

represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical “net management fee,” which is derived by subtracting payments made by FMR for non management expenses (includ ing transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund’s all inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non management expenses.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s hypothetical net management fee as well as the fund’s all inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its

19 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee compari sons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

Semiannual Report

20

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

21 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 22

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

23 Semiannual Report

Investment Adviser
Fidelity Management & Research
Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

TMM-USAN-1205 1.784870.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 15, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 15, 2005